SUBSEQUENT EVENTS (Details) (USD $)			0 Months Ended				0 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jun. 14, 2013 Subsequent Event [Member] acre	Jun. 14, 2013 Subsequent Event Two [Member] acre	Jun. 14, 2013 Subsequent Event Two [Member] Restricted Stock [Member]	Jun. 04, 2013 Subsequent Event Two [Member] Restricted Stock [Member]	Jun. 17, 2012 Subsequent Event Three [Member] acre	Jun. 17, 2012 Subsequent Event Three [Member] Restricted Stock [Member]
Subsequent Event [Line Items]
Gross acres of land acquired in asset purchase			559	722			4,435
Working interest acquired							100.00%
Total cost to acquire asset				$ 101,100			$ 100,000
Cash paid for acquisition of leases			25,000	65,000			75,000
Working interest			5.00%
Restricted common stock issued to purchase oil and gas leases					$ 36,100			$ 25,000
Stock price per share	$ 0.50	$ 0.50			$ 0.58	$ 0.87
Restricted common stock issued to purchase oil and gas leases, shares					62,242			50,000
Price per acre				60